AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3%
	COMMUNICATION SERVICES — 6.2%
	CABLE & SATELLITE - 1.2%
20,000	Comcast Corporation, Class A	$ 758,200

	ENTERTAINMENT CONTENT - 1.4%
9,000	Walt Disney Company (The)(a)	901,170

	INTERNET MEDIA & SERVICES - 2.9%
13,000	Alphabet, Inc., Class C(a)	1,352,000
2,500	Meta Platforms, Inc., Class A(a)	529,850
		1,881,850
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	427,790

	TOTAL COMMUNICATION SERVICES (Cost $2,062,690)	3,969,010

	CONSUMER DISCRETIONARY — 7.5%
	AUTOMOTIVE - 1.3%
22,500	General Motors Company	825,300

	HOME & OFFICE PRODUCTS - 1.1%
5,500	Whirlpool Corporation	726,110

	HOME CONSTRUCTION - 1.5%
25,000	MDC Holdings, Inc.	971,750

	LEISURE FACILITIES & SERVICES - 1.0%
10,000	Royal Caribbean Cruises Ltd.(a)	653,000

	RETAIL - DISCRETIONARY - 2.6%
20,000	Foot Locker, Inc.	793,800
18,500	Kohl's Corporation	435,490
25,000	Nordstrom, Inc.	406,750
		1,636,040

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares

	TOTAL CONSUMER DISCRETIONARY (Cost $3,383,522)	$ 4,812,200

	CONSUMER STAPLES — 4.9%
	FOOD - 0.9%
9,650	Tyson Foods, Inc., Class A	572,438

	RETAIL - CONSUMER STAPLES - 2.7%
5,000	Target Corporation	828,150
6,000	Walmart, Inc.	884,700
		1,712,850
	WHOLESALE - CONSUMER STAPLES - 1.3%
10,750	Archer-Daniels-Midland Company	856,345

	TOTAL CONSUMER STAPLES (Cost $1,063,330)	3,141,633

	ENERGY — 5.6%
	OIL & GAS PRODUCERS - 5.6%
11,500	EOG Resources, Inc.	1,318,245
11,000	Exxon Mobil Corporation	1,206,260
19,000	TotalEnergies S.E. - ADR	1,121,950
	TOTAL ENERGY (Cost $2,366,010)	3,646,455

	FINANCIALS — 13.7%
	BANKING - 7.7%
30,000	Bank of America Corporation	858,000
24,000	Fifth Third Bancorp	639,360
10,000	JPMorgan Chase & Company	1,303,100
45,000	Old National Bancorp	648,900
6,000	PNC Financial Services Group, Inc. (The)	762,600

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	FINANCIALS — 13.7% (Continued)
	BANKING - 7.7% (Continued)
22,000	Truist Financial Corporation	$ 750,200
		4,962,160
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
3,200	Goldman Sachs Group, Inc. (The)	1,046,752

	INSURANCE - 2.9%
15,500	MetLife, Inc.	898,070
11,500	Prudential Financial, Inc.	951,510
		1,849,580
	SPECIALTY FINANCE - 1.5%
10,000	Capital One Financial Corporation	961,600

	TOTAL FINANCIALS (Cost $4,718,685)	8,820,092

	HEALTH CARE — 12.9%
	BIOTECHNOLOGY & PHARMACEUTICALS - 7.2%
4,500	Amgen, Inc.	1,087,875
6,000	Johnson & Johnson	930,000
11,000	Merck & Company, Inc.	1,170,290
4,000	Moderna, Inc.(a)	614,320
20,000	Pfizer, Inc.	816,000
		4,618,485
	HEALTH CARE FACILITIES & SERVICES - 2.5%
10,500	Cardinal Health, Inc.	792,750
11,000	CVS Health Corporation	817,410
1	Encompass Health Corporation	54
		1,610,214
	MEDICAL EQUIPMENT & DEVICES - 3.2%
8,500	Abbott Laboratories	860,710
7,000	Medtronic PLC	564,340
5,000	Zimmer Biomet Holdings, Inc.	646,000
		2,071,050

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value

	TOTAL HEALTH CARE (Cost $5,556,285)	$ 8,299,749

	INDUSTRIALS — 16.2%
	AEROSPACE & DEFENSE - 1.8%
2,500	Lockheed Martin Corporation	1,181,825

	COMMERCIAL SUPPORT SERVICES - 1.6%
12,000	ManpowerGroup, Inc.	990,360

	DIVERSIFIED INDUSTRIALS - 1.7%
6,500	Eaton Corporation PLC	1,113,710

	ELECTRICAL EQUIPMENT - 1.3%
4,700	Acuity Brands, Inc.	858,831

	MACHINERY - 4.2%
5,500	Caterpillar, Inc.	1,258,620
3,500	Deere & Company	1,445,080
		2,703,700
	RENEWABLE ENERGY - 0.9%
6,500	EnerSys	564,720

	TRANSPORTATION & LOGISTICS - 3.0%
4,500	FedEx Corporation	1,028,205
4,250	Norfolk Southern Corporation	901,000
		1,929,205
	TRANSPORTATION EQUIPMENT - 1.7%
4,500	Cummins, Inc.	1,074,960

	TOTAL INDUSTRIALS (Cost $4,834,647)	10,417,311

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	INFORMATION TECHNOLOGY — 22.3%
	SEMICONDUCTORS - 6.0%
25,000	Cohu, Inc.(a)	$ 959,750
18,000	Intel Corporation	588,060
2,150	Lam Research Corporation	1,139,758
9,000	QUALCOMM, Inc.	1,148,220
		3,835,788
	SOFTWARE - 4.8%
36,000	Gen Digital, Inc.	617,760
5,000	Microsoft Corporation	1,441,500
11,000	Oracle Corporation	1,022,120
		3,081,380
	TECHNOLOGY HARDWARE - 10.4%
10,500	Apple, Inc.	1,731,450
15,500	Benchmark Electronics, Inc.	367,195
18,000	Cisco Systems, Inc.	940,950
30,000	Corning, Inc.	1,058,400
30,000	Juniper Networks, Inc.	1,032,600
11,000	NetApp, Inc.	702,350
13,000	Seagate Technology Holdings plc	859,560
		6,692,505
	TECHNOLOGY SERVICES - 1.1%
5,500	International Business Machines Corporation	720,995

	TOTAL INFORMATION TECHNOLOGY (Cost $5,547,805)	14,330,668

	MATERIALS — 4.8%
	CHEMICALS - 2.9%
4,800	Albemarle Corporation	1,060,992
7,500	Celanese Corporation	816,675
		1,877,667
	CONTAINERS & PACKAGING - 1.1%
20,500	International Paper Company	739,230

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	MATERIALS — 4.8% (Continued)
	METALS & MINING - 0.8%
10,000	Newmont Corporation	$ 490,200

	TOTAL MATERIALS (Cost $1,700,247)	3,107,097

	REAL ESTATE — 3.0%
	DATA CENTER REIT - 0.9%
5,500	Digital Realty Trust, Inc.	540,705

	HEALTH CARE REIT - 0.9%
40,000	Physicians Realty Trust	597,200

	RETAIL REIT - 1.2%
40,000	Kimco Realty Corporation	781,200

	TOTAL REAL ESTATE (Cost $1,787,547)	1,919,105

	UTILITIES — 1.2%
	ELECTRIC UTILITIES - 1.2%
10,000	Pinnacle West Capital Corporation (Cost $804,992)	792,400

	TOTAL COMMON STOCKS (Cost $33,825,760)	63,255,720

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
1,033,456	Fidelity Government Portfolio, Class I, 4.72% (Cost $1,033,456)(b)	1,033,456

	TOTAL INVESTMENTS - 99.9% (Cost $34,859,216)	$ 64,289,176
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	67,692
	NET ASSETS - 100.0%	$ 64,356,868

ADR	- American Depositary Receipt
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust